Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepayments and other assets, net
Accounts receivable, gross	¥ 1,028,070		¥ 1,594,908
Less: allowance for doubtful accounts	(557,073)		(710,168)	¥ (210,146)	¥ (142,256)
Accounts receivable, net	470,997	$ 68,288	884,740
Short-term bank borrowings	72,500	$ 10,512	134,780
Bank loans
Prepayments and other assets, net
Short-term bank borrowings	30,000		50,000
Real estate developers
Prepayments and other assets, net
Accounts receivable, gross	1,023,787		1,579,913
Real estate developers | Pledged | Bank loans
Prepayments and other assets, net
Accounts receivable, gross	44,889		84,333
Individual customers
Prepayments and other assets, net
Accounts receivable, gross	¥ 4,283		¥ 14,995